Discontinued operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Detailed Information Discontinued Operations [Line Items]
Gain on disposition of the Apicore business			$ 55,254
Income from discontinued operations			31,924
Apicore
Disclosure Of Detailed Information Discontinued Operations [Line Items]
Revenue			22,759
Expenses			(47,936)
(Loss) income from discontinued operations			(25,177)
Income tax recovery			1,847
Loss after income tax recovery			(23,330)
Gain on disposition of the Apicore business			55,254
Income from discontinued operations			$ 31,924